DBX ETF Trust | 1
Schedule of Investments
Xtrackers US Green Infrastructure Select Equity ETF
August 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.7%
Consumer Discretionary
— 11.2%
Evgo, Inc., Class A *
29,884 115,651
Lucid Group, Inc. * (a)
45,087 89,272
Quantumscape Corp., Class A *
12,297 97,515
Rivian Automotive, Inc., Class
A *
7,788 105,683
Tesla, Inc. *
347 115,853
(Cost $476,291)
523,974
Energy — 5.7%
Gevo, Inc. * (a)
64,250 111,153
Green Plains, Inc. *
14,238 158,184
(Cost $155,287)
269,337
Industrials — 64.9%
A O Smith Corp.
1,479 105,438
Array Technologies, Inc. *
13,350 120,284
AZZ, Inc.
1,019 115,035
Bloom Energy Corp., Class A *
3,581 189,578
Carrier Global Corp.
1,355 88,346
Casella Waste Systems, Inc.,
Class A *
910 89,690
Chargepoint Holdings, Inc. *
7,229 81,471
Clean Harbors, Inc. *
446 108,026
EnerSys
1,162 119,279
Eos Energy Enterprises, Inc. *
22,060 152,214
Fluence Energy, Inc., Class A
* (a)
11,762 87,039
Fuelcell Energy, Inc. * (a)
18,357 77,099
GE Vernova, Inc.
192 117,690
Graco, Inc.
1,162 99,223
IDEX Corp.
558 91,791
Ingersoll Rand, Inc.
1,172 93,092
Lennox International, Inc.
171 95,394
Microvast Holdings, Inc. *
30,595 81,689
Montrose Environmental Group,
Inc. *
4,345 134,956
NEXTracker, Inc., Class A *
1,608 108,154
Parker-Hannifin Corp.
145 110,106
Plug Power, Inc. *
57,751 90,669
Republic Services, Inc.
427 99,905
Shoals Technologies Group, Inc.,
Class A *
17,893 116,483
Sunrun, Inc. *
9,785 156,266
Veralto Corp.
1,004 106,615
Number
of Shares Value $
Waste Management, Inc.
455 103,007
Xylem, Inc.
781 110,558
(Cost $2,388,979)
3,049,097
Information Technology
— 4.6%
First Solar, Inc. *
620 121,018
Itron, Inc. *
763 93,803
(Cost $164,501)
214,821
Materials — 8.6%
Ecolab, Inc.
383 106,106
Purecycle Technologies, Inc.
* (a)
6,693 95,643
Reliance, Inc.
313 92,542
Worthington Steel, Inc.
3,236 107,759
(Cost $295,514)
402,050
Utilities — 4.7%
Ormat Technologies, Inc.
1,166 107,144
Xplr Infrastructure LP
10,479 111,077
(Cost $252,965)
218,221
TOTAL COMMON STOCKS
(Cost $3,733,537)
4,677,500
EXCHANGE TRADED FUNDS
— 0.3%
Global X US Infrastructure
Development ETF
(Cost $14,639)
325 15,116
SECURITIES LENDING
COLLATERAL — 8.3%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.24%
(b)(c)
(Cost $390,350)
390,350 390,350
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
4.25% (b)
(Cost $1,975)
1,975 1,975
TOTAL INVESTMENTS
— 108.3%
(Cost $4,140,501)
5,084,941
Other assets and liabilities,
net — (8.3%)
(389,790)
NET ASSETS — 100.0%
4,695,151
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2 | DBX ETF Trust
Schedule of Investments
Xtrackers US Green Infrastructure Select Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
UPGR-PH1
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2025
Value ($) at
8/31/2025
SECURITIES LENDING COLLATERAL — 8.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.24% (b)(c)
410,100 — (19,750) (d) — — 4,383 — 390,350 390,350
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 4.25% (b)
1,769 21,196 (20,990) — — 36 — 1,975 1,975
411,869 21,196 (40,740) — — 4,419 — 392,325 392,325
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $351,908, which is 7.5% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2025.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 4,677,500 $ — $ — $ 4,677,500
Exchange Traded Funds
15,116 — — 15,116
Short-Term Investments (a)
392,325 — — 392,325
TOTAL
$ 5,084,941 $ — $ — $ 5,084,941
(a)
See Schedule of Investments for additional detailed categorizations.